Related Party Transactions - Additional Information (Detail) - EUR (€)		1 Months Ended	12 Months Ended
		Feb. 06, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 12, 2017	Nov. 03, 2016	Jul. 09, 2012
Related Party Transaction [Line Items]
Net sales			€ 9,052,800,000	€ 6,794,800,000	€ 6,287,400,000
Zeiss Commitment R&D and Capex investment Contractual Term			6 years
Zeiss Commitment Consideration already paid During the Year			€ 147,500,000	12,000,000
Contractual Obligation	[1]		7,802,300,000
Intel [Member]
Related Party Transaction [Line Items]
Investment in ordinary shares as percentage of issued share capital						5.00%		15.00%
Net sales			1,734,000,000	1,402,000,000	618,100,000
Net outstanding liability to Intel			166,100,000	379,800,000	700,200,000
Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party			1,141,600,000	967,700,000	€ 896,300,000
Due from Related Parties			497,500,000	383,300,000
Net outstanding liability to Intel			143,200,000	40,200,000
Any Director or Officer of ASML or any Associate Thereof [Member]
Related Party Transaction [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof			0
Transactions outside the normal course of business			0
Any Director or Officer of ASML or any Associate Thereof [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof		€ 0
Transactions outside the normal course of business		€ 0
Zeiss High-NA Funding Commitment [Member]
Related Party Transaction [Line Items]
Contractual Obligation - Additional Commitment			325,000,000
Contractual Obligation			925,500,000	748,000,000			€ 760,000,000
Research and Development Costs [Member]
Related Party Transaction [Line Items]
Zeiss Commitment Consideration already paid During the Year			€ 55,800,000	€ 7,300,000

[1]	We have excluded unrecognized tax benefits for an amount of EUR 148.8 million as the amounts that will be settled in cash are not known and the timing of any payments is uncertain.